CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Accounts receivable, net of provision for credit losses	$ 944	$ 978
Preferred stock par value (in dollar per share)	$ 0.001	$ 0.001
Preferred stock authorized (in shares)	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	25,000	0
Preferred stock, shares outstanding (in shares)	25,000	0
Class A Common Stock
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized (in shares)	160,000,000	160,000,000
Common Stock, shares issued (in shares)	303,181	99,100
Common Stock, shares outstanding (in shares)	303,181	99,100
Common Class B
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized (in shares)	20,000,000	20,000,000
Common Stock, shares issued (in shares)	174,100	197,600
Common Stock, shares outstanding (in shares)	174,100	197,600